Share-based Compensation - Summary of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses	$ 1,839	$ 2,300
Research and development expenses (Note 7)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses	847	1,093
Administrative expenses (Note 7)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses	$ 992	$ 1,207